GENERAL AND ADMINISTRATIVE (Schedule of General and Administrative Expenses Consist) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Amortization and depreciation	$ 1,788	$ 1,958
Office and administrative expenses	4,843	5,185
Professional fees	1,225	1,043
Salaries and benefits	9,940	9,428
Share-based compensation	4,156	2,536
Total general and administrative	21,952	20,150
Corporate [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Amortization and depreciation	533	447
Office and administrative expenses	1,946	2,304
Professional fees	783	562
Salaries and benefits	4,947	4,245
Share-based compensation	4,156	2,536
Total general and administrative	12,365	10,094
Mines [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Amortization and depreciation	1,255	1,511
Office and administrative expenses	2,897	2,881
Professional fees	442	481
Salaries and benefits	4,993	5,183
Share-based compensation
Total general and administrative	$ 9,587	$ 10,056